SHARE CAPITAL - Summary of Share Capital (Details) - shares	1 Months Ended				12 Months Ended
	Dec. 31, 2017	Oct. 31, 2017	Mar. 31, 2017	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Increase (Decrease) In Share Capital [Roll Forward]
Balance at beginning of year (in shares)					105,965,192
Shares issued (in shares)				68,700,000	16,372,505
Balance at end of year (in shares)	142,197,697				142,197,697	105,965,192
2016 Share Option Scheme [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Shares issued for Equity Incentive Plan (in shares)	60,000				60,000
Quintana Shipping Ltd [Domain]
Increase (Decrease) In Share Capital [Roll Forward]
Consideration shares issued (in shares)					14,500,000
Private Placement [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Shares issued (in shares)					0	68,736,800
Shares canceled (in shares)					0	(548)
Subsequent Offering [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Shares issued (in shares)					0	2,673,858
Management [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Settlement of RSUs (in shares)					0	19,954
Hemen Holdings Ltd [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Consideration shares issued (in shares)					5,300,000
Common Stock [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Balance at beginning of year (in shares)					105,965,192	34,535,128	16,024,310
Shares issued (in shares)					36,232,505	71,430,612	18,522,116
Shares canceled (in shares)					0	(548)	(11,298)
Balance at end of year (in shares)	142,197,697				142,197,697	105,965,192	34,535,128
Common Stock [Member] | Private Placement [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Shares issued (in shares)		7,764,705	8,607,800	68,736,800
Common Stock [Member] | Subsequent Offering [Member]
Increase (Decrease) In Share Capital [Roll Forward]
Shares issued (in shares)				2,673,858